Investment in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility			$ 0	$ 25,954
Amount outstanding	$ 505,921		505,921		$ 539,535	$ 539,535
Long-term debt	1,164,765		1,164,765		1,197,583	1,197,583
Investment in affiliates	201,711		201,711		204,808	204,808
Due from related parties, long-term	28,257		28,257		16,474	16,474
Cash consideration			0	29,397
Equity method investment income	3,731	$ 3,651	8,622	7,089
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Ownership percentage									47.50%
Number of vessels acquired								10
Estimated maximum potential loss			17,012			15,764
Investment in affiliates	5,766		5,766		5,498	5,498			$ 4,750
Due from related parties, long-term	8,924		8,924		8,523	8,523
Equity method investment income	136	$ 210	$ 268	$ 210
Preferred distribution percentage			12.70%
Profit sharing arrangement			On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation as follows: - First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans I and the Navios Revolving Loans I; and - Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan I holder and (ii) the holders of the Navios Term Loans I. The Navios Term Loan I will be repaid from the future sale of vessels owned by Navios Europe I and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a "VIE" and that the Company is not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I based on the following: - the power to direct the activities that most significantly impact the economic performance of Navios Europe I are shared jointly between: (i) Navios Holdings, Navios Acquisition and Navios Partners; and (ii) and the Junior Loan I holder; and - while Navios Europe I's residual is shared on an 80%/20% basis, respectively, between (i) the Junior Loan I holder and (ii) Navios Holdings, Navios Acquisition and Navios Partners, the Junior Loan I holder is exposed to a substantial portion of Navios Europe I's risks and rewards.
Unamortized difference of investment	5,048		$ 5,048		5,386	5,386			$ 6,763
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Accrued interest on loan to affiliate, current	2,322		2,322		$ 1,743	$ 1,743
Navios Europe I | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage									47.50%
Navios Europe I | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage									5.00%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity								$ 24,100
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Long-term debt								$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							47.50%
Number of vessels acquired					14	14
Estimated maximum potential loss			21,083			$ 15,867
Investment in affiliates	6,672		6,672		$ 7,342	7,342	$ 6,650
Due from related parties, long-term	12,904		12,904		7,952	7,952
Cash consideration					145,550
Equity method investment income	(396)		$ (670)
Preferred distribution percentage			18.00%
Profit sharing arrangement			On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation as follows: First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 18.0% preferred distribution on the Navios Term Loans II and the Navios Revolving Loans II; and Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan II holder and (ii) the holders of the Navios Term Loans II. The Navios Term Loan II will be repaid from the future sale of vessels owned by Navios Europe II and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a "VIE" and that the Company is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II based on the following: - the power to direct the activities that most significantly impact the economic performance of Navios Europe II are shared jointly between: (i) Navios Holdings, Navios Acquisition and Navios Partners; and (ii) the Junior Loan holder II; and - while Navios Europe II's residual is shared on an 80%/20% basis, respectively, between: (i) the Junior Loan holder II; and (ii) Navios Holdings, Navios Acquisition and Navios Partners, the Junior Loan II holder is exposed to a substantial portion of Navios Europe II's risks and rewards.
Unamortized difference of investment	8,424		$ 8,424		8,895	8,895	$ 9,419
Navios Europe II | Senior Loans II
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility					131,550
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Accrued interest on loan to affiliate, current	1,507		1,507		573	573
Navios Europe II | Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt instrument face amount					182,150	182,150
Debt instrument fair value					99,147	99,147
Navios Europe II | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							47.50%
Navios Europe II | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							5.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity	$ 38,500		$ 38,500
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Long-term debt					$ 14,000	$ 14,000